Related Party Transactions	12 Months Ended
Dec. 31, 2017
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
Related Party Transactions

NOTE 8 – RELATED PARTY TRANSACTIONS

The details for amount due to related party were as follows:

	December 31, 2017	December 31, 2016
	(Audited)	(Audited)
Hui Zhang, shareholder of Yangshuo	$392,235	$-
Total	$392,235	$-

Hui Zhang has become a shareholder of Yangshuo since September 27, 2017.

Tang Dynasty Investment Group Limited [Member]
Related Party Transactions

NOTE 8 – RELATED PARTY TRANSACTIONS

The following is a list of related parties to which the Company has transactions with:

On July 15, 2017, Tang Dynasty entered into consulting agreements with two of its shareholders, Cheuk Kau Herman Kwong and Kwok Leung Lee (“the consultants”). The agreements provide that the monthly compensation, $2,567 (HKD20,000), is payable to each of the consultants for the financial and project management services rendered to Tang Dynasty. Pursuant to these agreements, Tang Dynasty has incurred and paid $14,116 (HKD110,000) to each of the consultants during the year ended December 31, 2017.

Other receivables-related parties

Other receivables - related parties are those non-trade receivables arising from transactions between the Company and certain related parties, such as loans and employee advances to such related parties. The loans are unsecured, non-interest bearing and due in the next 12 months.

Other receivables - related parties consisted of the following

Name of related parties	Relationship	Nature of transactions	December 31, 2017
Image International Group Inc.	Mr. Hoi Ming Chan is the Chief Executive Officer	Loan for funding business development activities	$57,955
Total			$57,955

Other payables-related parties

Other payables - related parties consisted of the following:

Name of related parties	Relationship	Nature of transactions	December 31, 2017

Hoi Ming Chan	Director of Tang Dynasty	Loan from Tang Dynasty’s directors for operating cash flow of Tang Dynasty	$2,575,428
Ni Qin	Director of Shenzhen Guyue Environmental Technology Co. Ltd.	Loan from director for Gu Yue’s operating cash flows	16,008
Zhi Yuan Chen	Former shareholder, current supervisor of Shenzhen Guyue Environmental Technology Co. Ltd.	Loan from supervisor for Gu Yue’s operating cash flow	19,681
Shenzhen Dongyuan Dongli Battery Co., Ltd	Zhi Yuan Chen is the corporate representative of the Company	Loan for Gu Yue’s operating cash flows	799
Huizhou Shiji Wufeng Agricultural Industry Co., Ltd	Owned by Shenzhen Dongyuan Dongli Battery Co., Ltd and Zhi Yuan Chen	Loan for Gu Yue’s operating cash flows	1,202
Hui Zhang	Shareholder and director of Yangshuo Xing Yuan	Repayment of funds to former shareholders	392,235
Total other payables - related parties - current			$3,005,353